Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 390,687	$ 35,142,231	$ (38,665,874)	$ (3,132,956)
Beginning balance, shares at Dec. 31, 2023	390,687,459
Net loss			(451,204)	(451,204)
Ending balance, value at Mar. 31, 2024	$ 390,687	35,142,231	(39,117,078)	(3,584,160)
Ending balance, shares at Mar. 31, 2024	390,687,459
Beginning balance, value at Dec. 31, 2023	$ 390,687	35,142,231	(38,665,874)	(3,132,956)
Beginning balance, shares at Dec. 31, 2023	390,687,459
Net loss				(766,682)
Ending balance, value at Jun. 30, 2024	$ 390,687	35,142,231	(39,432,556)	(3,899,638)
Ending balance, shares at Jun. 30, 2024	390,687,459
Beginning balance, value at Mar. 31, 2024	$ 390,687	35,142,231	(39,117,078)	(3,584,160)
Beginning balance, shares at Mar. 31, 2024	390,687,459
Net loss			(315,478)	(315,478)
Ending balance, value at Jun. 30, 2024	$ 390,687	35,142,231	(39,432,556)	(3,899,638)
Ending balance, shares at Jun. 30, 2024	390,687,459
Beginning balance, value at Dec. 31, 2024	$ 390,687	35,371,266	(40,484,968)	(4,723,015)
Beginning balance, shares at Dec. 31, 2024	390,687,459
Stock-based compensation		21,679,711		21,679,711
Net loss			(20,872,081)	(20,872,081)
Ending balance, value at Mar. 31, 2025	$ 390,687	57,050,977	(61,357,049)	(3,915,385)
Ending balance, shares at Mar. 31, 2025	390,687,459
Beginning balance, value at Dec. 31, 2024	$ 390,687	35,371,266	(40,484,968)	(4,723,015)
Beginning balance, shares at Dec. 31, 2024	390,687,459
Net loss				(24,699,362)
Ending balance, value at Jun. 30, 2025	$ 2,302,384	63,463,791	(65,184,330)	581,845
Ending balance, shares at Jun. 30, 2025	2,302,384,959
Beginning balance, value at Mar. 31, 2025	$ 390,687	57,050,977	(61,357,049)	(3,915,385)
Beginning balance, shares at Mar. 31, 2025	390,687,459
Stock-based compensation		2,567,176		2,567,176
Net loss			(3,827,281)	(3,827,281)
Shares issued for cash	$ 38,511	261,489		300,000
Shares issued for cash, shares	38,510,911
Shares issued for settlement of accrued salary	$ 513,320	1,026,641		1,539,961
Shares issued for settlement of accrued salary, shares	513,320,326
Shares issued for asset acquisition	$ 1,260,246	1,890,370		3,150,616
Shares issued for asset acquisition, shares	1,260,246,354
Shares issued for conversion of notes payable and settlement of derivative	$ 92,120	548,388		640,508
Shares issued for conversion of notes payable, shares	92,119,909
Shares issued for compensation	$ 7,500	18,750		26,250
Shares issued for compensation, shares	7,500,000
Stock options issued for settlement of accrued salary		100,000		100,000
Ending balance, value at Jun. 30, 2025	$ 2,302,384	$ 63,463,791	$ (65,184,330)	$ 581,845
Ending balance, shares at Jun. 30, 2025	2,302,384,959